Federal Home Loan Bank Advances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advance type, balances and interest rate ranges
Total advances	$ 49,011	$ 72,027
Yield adjustment on acquired FHLB advances	(2)	(6)
Total	49,009	72,021
Fixed Rate Bullet [Member]
Advance type, balances and interest rate ranges
Total advances	20,000	39,000
Interest Rate Range, Minimum	0.61%	0.28%
Interest Rate Range, Maximum	3.22%	4.90%
Weighted Average Rate	1.43%	1.39%
Maturity Date Rage	October 2014 through August 2017	February 2012 through January 2015
Putable [Member]
Advance type, balances and interest rate ranges
Total advances	5,000	5,000
Interest Rate Range	2.95%	2.95%
Weighted Average Rate	2.95%	2.95%
Maturity Date Rage	January 2013	January 2013
Mortgage [Member]
Advance type, balances and interest rate ranges
Total advances	23	52
Interest Rate Range	3.00%	3.00%
Weighted Average Rate	3.00%	3.00%
Maturity Date Rage	July 2013	July 2013
Variable Rate [Member]
Advance type, balances and interest rate ranges
Total advances	8,988	12,975
Interest Rate Range	0.50%	0.40%
Weighted Average Rate	0.50%	0.40%
Maturity Date Rage	January 2013	January 2012 through June 2012
LIBOR Adjustable [Member]
Advance type, balances and interest rate ranges
Total advances	$ 15,000	$ 15,000
Interest Rate Range, Minimum	0.53%	0.66%
Interest Rate Range, Maximum	0.57%	0.78%
Weighted Average Rate	0.56%	0.70%
Maturity Date Rage	September 2015 through July 2016	September 2015 through July 2016